ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
ADVANCES FROM CUSTOMERS
Schedule of advances from customers

Advances from customers consist of the following and is analyzed as long-term and short-term portion respectively:

	December 31,
	2020	2021
Customer A	$11,353	$115,744
Customer B	3,187	67,026
Customer C	—	39,173
Others	26,508	71,676
Total	$41,048	$293,619
Less: Advances from customers – short-term portion	$37,783	$202,958
Advances from customers – long-term portion	$3,265	$90,661